Net Loss Per Share (Details) - Schedule of Weighted Average Potential Common Shares - shares	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	7,534,351	4,559,583
Stock options, including incentive stock options and non-qualified [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	4,360,010	4,559,583
Unvested restricted stock units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,174,341